Statement of Changes in Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, value at Mar. 03, 2009
Beginning balance, shares at Mar. 03, 2009
Shares issued to founders for services, shares	1,000
Shares issued to founders for services, value	10	990		1,000
Forward stock split at 7,300 to 1, shares	7,299,000
Forward stock split at 7,300 to 1, value	72,990	(72,990)
Proceeds from issuance of Common Stock, shares	101,500
Proceeds from issuance of Common Stock, value	1,015	100,485		101,500
Ending balance, value at Dec. 31, 2009	74,015	28,485	(174,076)	(71,576)
Ending balance, shares at Dec. 31, 2009	7,401,500
Change in par value from $0.01 to $0.001		(66,613)	66,613
Net Loss			119,048	119,048
Ending balance, value at Dec. 31, 2010	7,402	95,098	(55,028)	47,472
Beginning balance, shares at Dec. 31, 2010	7,401,500
Proceeds from issuance of Common Stock, shares	10,000,000
Proceeds from issuance of Common Stock, value	10,000	2,490,000		2,500,000
Share exchange between MEDL Mobile Holdings, Inc. and MEDL Mobile, Inc.: shares canceled of MEDL Mobile, Inc., shares	(7,401,500)
Share exchange between MEDL Mobile Holdings, Inc. and MEDL Mobile, Inc.: shares canceled of MEDL Mobile, Inc., value	(7,402)	(95,098)		(102,500)
Shares issued to shareholders of MEDL Mobile, Inc., shares	20,000,000
Shares issued to shareholders of MEDL Mobile, Inc., value	20,000	82,500		102,500
Share exchange between MEDL Mobile Holdings, Inc. and Split Co, shares	10,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co, value	10,000	(10,000)
Stock-based compensation in connection with options granted		540,045		540,045
Issuance of common stock for services, shares	25,000
Issuance of common stock for services, value	25	19,975		20,000
Net Loss			(1,752,558)	(1,752,558)
Ending balance, value at Dec. 31, 2011	$ 40,025	$ 3,122,520	$ (1,807,586)	$ 1,354,959
Ending balance, shares at Dec. 31, 2011	40,025,000